Capital Stock - Director SBC Included in the Income Statement (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Director SBC expense in SG&A | $	$ 55.6	$ 51.0	$ 33.4
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	2.0	2.0	3.0
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 13.20	$ 12.17	$ 8.36
Number of shares outstanding (in shares)	3.2	3.8	4.6
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Director SBC expense in SG&A | $	$ 2.4	$ 2.2	$ 2.1
Director | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares)	0.1	0.1	0.1
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 17.72	$ 10.18	$ 8.98
Number of shares outstanding (in shares)	1.1	2.1	2.2
Director | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards (in millions) (in shares) | $ / shares	20,000.00	40,000.00	50,000.00
Weighted average grant date fair value per unit (in usd per share) | $ / shares	$ 18.15	$ 10.44	$ 8.92
Number of shares outstanding (in shares)	0.1	0.1	0.1